Warrants - Class A Warrants and Class B Warrants - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class A Warrant
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants	0	508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision	0	1
Class B Warrant
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants	0	334,889
Issuance of common stock upon exercise of warrants under cashless exercise provision	0	1